Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				0 Months Ended		0 Months Ended
	Dec. 31, 2013 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2012 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2011 12% Senior Notes Due February 2014 [Member]	Feb. 03, 2014 Subsequent Event [Member]	Feb. 14, 2014 Subsequent Event [Member] 12% Senior Notes Due February 2014 [Member]	Feb. 03, 2014 Subsequent Event [Member] Cash and Cash Equivalents [Member]	Feb. 03, 2014 Subsequent Event [Member] Revolving Credit Facility [Member]	Feb. 03, 2014 Subsequent Event [Member] Accounts Receivable Securitization Programs [Member]
Subsequent Event [Line Items]
Cash payment for settlement				$ 930		$ 555	$ 260	$ 115
Registration rights agreement dated				Feb. 03, 2014
Description of resales of the Settlement Shares				Resales of the Settlement Shares on or prior to 60 days after February 3, 2014.
Debt interest rate	12.00%	12.00%	12.00%		12.00%